Stock-Based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Stock-Based Compensation Plans
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 73.19
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years
Vested or expected to vest, aggregate intrinsic value	$ 15.3
RSU
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	489,689	482,094
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 48.48	$ 40.19
Weighted-Average Remaining Contractual (years)	5 years	5 years	4 years 9 months 18 days
Aggregate Intrinsic Value	$ 34.6	$ 59.8	$ 42.1
RSUs Granted (in shares)	69,355	62,597
RSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 101.45	$ 88.66
Exercised (in shares)	(67,992)	(54,173)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 28.57	$ 13.36
Forfeited (in shares)	(17,053)	(829)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 94.26	$ 70.74
Number of Units Outstanding (in shares), Ending	473,999	489,689	482,094
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 56.92	$ 48.48	$ 40.19
Vested or expected to vest, RSU (in shares)	473,999
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 56.92
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years
Vested or expected to vest, aggregate intrinsic value	$ 34.6
Exercisable, number of units (in shares)	416,089
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 51.32
Exercisable, weighted-average remaining contractual (years)	4 years 6 months
Exercisable, aggregate intrinsic value	$ 30.4